Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Group include the Subsidiaries

The Consolidated Financial Statements of the Group include the following subsidiaries, each of which serves different vertical and/or provides a specific service according to the needs of the Group:

			Ownership interest held by the group		Ownership interest held by non-controlling interests
Entity name	Country of incorporation	Principal activities	2024	2023	2024	2023
Dlocal Group Limited	Malta	Holding Company	100%	100%	—	—
Dlocal Limited	Malta	Payments provider	99.999%	99.999%	0.001%	0.001%
Dlocal Markets Limited	Malta	Holding Company	100%	100%	—	—
Dlocal Hold Ops Limited	Cayman Islands	Holding Company	100%	100%	—	—
Dlocal LLP (1)	United Kingdom	Payments provider	100%	99.999%	—	0.001%
Dlocal Corp LLP (1)	United Kingdom	Payments provider	100%	99.999%	—	0.001%
Dlocal OpCo UK LTD	United Kingdom	Payments & Service provider	100%	100%	—	—
Dlocal Technologies S.A.	Uruguay	Service provider	100%	100%	—	—
Dlocal Uruguay S.A.	Uruguay	Collection entity	100%	100%	—	—
Dlocal PTE Limited	Singapore	Holding Company & Service provider	100%	100%	—	—
Dlocal Argentina S.A.	Argentina	Collection entity & Service provider	100%	100%	—	—
Demerge Arg. S.A.	Argentina	Service provider	100%	100%	—	—
Dlocal Services Arg S.A.	Argentina	Collection entity	100%	100%	—	—
Demerge Services Arg S.A.	Argentina	Collection entity	100%	100%	—	—
DLocal Bangladesh Limited	Bangladesh	Collection entity	100%	100%	—	—
Demerge Bolivia S.R.L.	Bolivia	Collection entity	100%	100%	—	—
Dlocal Brasil Holding Financeira	Brazil	Holding Company	100%	100%	—	—
Dlocal Brasil Instituição de Pagamento S.A.	Brazil	Collection entity	100%	100%	—	—
Demerge Brasil Facilitadora de Pagamentos Ltda.	Brazil	Collection entity	100%	100%	—	—
Webpay Brasil Pagamentos Ltda.	Brazil	Collection entity	100%	100%	—	—
Demerge Cameroun SARL	Cameroon	Collection entity	100%	100%	—	—
Dlocal Chile SPA	Chile	Collection entity	100%	100%	—	—
Demerge Chile SPA	Chile	Collection entity	100%	100%	—	—
Pagos y Servicios Limitada (1)	Chile	Collection entity	100%	99%	—	1%
FCA Chile 2 Spa	Chile	Collection entity	100%	100%	—	—
Dlocal Colombia S.A.S.	Colombia	Collection entity & Service provider	100%	100%	—	—
Demerge Colombia S.A.S.	Colombia	Collection entity	100%	100%	—	—
Kupa Colombia S.A.S.	Colombia	Collection entity	100%	100%	—	—
Dlocal Costa Rica SRL	Costa Rica	Collection entity	100%	100%	—	—
Demerege Ecuador S.A.	Ecuador	Collection entity	100%	100%	—	—
Dlocal Egypt LLC	Egypt	Collection entity	100%	100%	—	—
Dlocal El Salvador S.A de C.V.	El Salvador	Collection entity	100%	100%	—	—
dLocal Ghana Limited Company	Ghana	Collection entity	70%	70%	30%	30%
Demerge Guatemala S.A.	Guatemala	Collection entity	100%	100%	—	—
Dlocal Honduras S.A.	Honduras	Collection entity	100%	100%	—	—
Depansum Solutions Private Limited	India	Collection entity	100%	100%	—	—
Dlocal India Pvt Limited	India	Collection entity	100%	100%	—	—
Guisol Solutions Private Limited	India	Collection entity	100%	100%	—	—
PT Dlocal Solutions Indonesia	Indonesia	Collection entity	100%	100%	—	—
Dlocal Israel Limited	Israel	Service provider	100%	100%	—	—
Dlocal SARL	Ivory Coast	Collection entity	100%	100%	—	—
Demerge Japan Ltd	Japan	Collection entity	100%	100%	—	—
Dlocal Payments Kenya Limited	Kenya	Collection entity	100%	100%	—	—
Depansum Malaysia SDN. BHD.	Malaysia	Collection entity	100%	100%	—	—
Demerge Mexico S.A. de C.V. (1)	Mexico	Collection entity	100%	99.9%	—	0.1%
Dlocal Mexico S.A. de C.V. (1)	Mexico	Collection entity	100%	99.9%	—	0.1%
Dlocal Technologies Mexico S.A. de C.V.	Mexico	Collection entity	100%	100%	—	—
DLocal Morocco SARL AU	Morocco	Collection entity	98.5%	98.5%	1.5%	1.5%
Demerge Nigeria Limited	Nigeria	Collection entity & Service provider	100%	100%	—	—
Dlocal Panama S.A.	Panama	Collection entity	100%	100%	—	—
Dlocal Paraguay S.A.	Paraguay	Collection entity	100%	100%	—	—
Demerge Peru S.A.C.	Peru	Collection entity	100%	100%	—	—
Depansum Perú S.A.C.	Peru	Collection entity	100%	100%	—	—
Dlocal Payments Philippines Incorporated	Philippines	Collection entity	100%	100%	—	—
Demerge República Dominicana SAS (1)	Dominican Republic	Collection entity	100%	99.99%	—	0.01%
Dlocal Rwanda Ltd.	Rwanda	Collection entity	100%	100%	—	—
Depansum PTY Limited	South Africa	Collection entity	100%	100%	—	—
DLP South Africa PTY Ltd.	South Africa	Collection entity	100%	100%	—	—
Dlocal Tanzania LTD	Tanzania	Collection entity	100%	100%	—	—

Demerge (Thailand) Co. LTD (3)	Thailand	Collection entity	49%	49%	51%	51%
Dlocal Uganda LTD	Uganda	Collection entity	100%	100%	—	—
Dlocal Payment Services L.L.C.	United Arab Emirates	Collection entity	100%	100%	—	—
Dlocal US LLC	United States of America	Service provider	100%	100%	—	—
Dlocal Holding Uruguay S.A.	Uruguay	Holding Company	100%	100%	—	—
Demerge Uruguay S.A.	Uruguay	Service provider	100%	100%	—	—
Dlocal Services Uruguay S.A.	Uruguay	Collection entity	100%	100%	—	—
Dlocal Vietnam Company Limited	Vietnam	Collection entity	100%	100%	—	—
Depansum Arg S.A.	Argentina	Collection entity	100%	100%	—	—
Demerge España SL	Spain	Service provider	100%	100%	—	—
Demerge Senegal SAURL	Senegal	Collection entity	100%	100%	—	—
PT Dlocal Services Gateway	Indonesia	Collection entity	100%	100%	—	—
PT Dlocal Payment Solutions	Indonesia	Collection entity	85%	85%	15%	15%
Depansum Limited	Kenya	Collection entity	99%	99%	1%	1%
Dlocal Developments Arg S.A.	Argentina	Finance entity	100%	100%	—	—
Dlocal Payments Private Limited	India	Collection entity	100%	100%	—	—
Zubisokan Nigeria Limited	Nigeria	Collection entity	100%	100%	—	—
Kupa IMTO Nigeria Limited	Nigeria	Collection entity	100%	100%	—	—
Dlocal Arabia Financial Technology Company	Saudi Arabia	Collection entity	100%	100%	—	—
Dlocal Opco Ireland Ltd	Ireland	Payments provider	100%	100%	—	—
Dlocal Solutions Private Limited	India	Collection entity	100%	100%	—	—
Dlocal Nicaragua S.A. (2)	Nicaragua	Collection entity	100%	—	—	—
Dlocal Malaysia Sdn. Bhd. (2)	Malaysia	Collection entity	100%	—	—	—
CRI Demerge Costa Rica SRL (2)	Costa Rica	Collection entity	100%	—	—	—
Demerge Singapore PTE Ltd (2)	Singapore	Collection entity	100%	—	—	—
Olmerix S.A. (2)	Uruguay	Finance entity	100%	—	—	—
Shanghai Demerge Consulting Co. Ltd (2)	China	Service provider	100%	—	—	—
Dlocal Pakistan (Private) Limited (2)	Pakistan	Collection entity	100%	—	—	—
Dlocal Solutions Inc (2)	Philippines	Collection entity	99.99999%	—	0.00001%	—
dLocal (DIFC) Limited (2)	United Arab Emirates	Collection entity	100%	—	—	—

(1) The Group has assessed and concluded that the changes in non-controlling interest for certain subsidiaries during 2024 do not constitute a business combination according to IFRS 3.

(2) New subsidiaries incorporated or acquired during 2024, under which the Group controls, according to IFRS 10. The Group has determined that the acquisition or incorporation of these subsidiaries during 2024 do not constitute a business combination according to IFRS 3.

(3) Although dLocal is the owner of 49% of Demerge (Thailand) Co. LTD, the Group controls its operations and has de facto control according to the guidelines in IFRS 10.